Loans Measured at Amortized Cost	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Loans Measured at Amortized Cost
10. Loans Measured at Amortized Cost
10.1 Details of loans as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Loans measured at amortized cost	￦	379,734,020	￦	420,910,259
Deferred loan origination fees and costs		716,327		674,069
Less: Allowances for credit losses		(3,283,363)		(3,684,055)

	￦	377,166,984	￦	417,900,273

10.2 Details of loans to banks as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Loans measured at amortized cost	￦	5,577,728	￦	8,325,177
Less: Allowances for credit losses		(682)		(443)

	￦	5,577,046	￦	8,324,734

10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	175,062,187	￦	142,812,751	￦	—	￦	317,874,938
Loans in foreign currencies		3,092,630		16,159,722		—		19,252,352
Domestic import usance bills		—		2,152,059		—		2,152,059
Off-shore funding loans		—		1,203,737		—		1,203,737
Call loans		—		1,582,251		—		1,582,251
Bills bought in Korean won		—		1,620		—		1,620
Bills bought in foreign currencies		—		1,739,262		—		1,739,262
Guarantee payments under acceptances and guarantees		10		8,011		—		8,021
Credit card receivables in Korean won		—		—		18,734,560		18,734,560
Credit card receivables in foreign currencies		—		—		63,071		63,071
Bonds purchased under repurchase agreements		—		3,175,080		—		3,175,080
Privately placed bonds		—		1,154,162		—		1,154,162
Factored receivables		104		3		—		107
Lease receivables		1,105,001		335,582		—		1,440,583
Loans for installment credit		6,440,521		50,295		—		6,490,816

		185,700,453		170,374,535		18,797,631		374,872,619

Proportion (%)		49.54		45.45		5.01		100.00
Less: Allowances for credit losses		(910,088)		(1,671,098)		(701,495)		(3,282,681)

	￦	184,790,365	￦	168,703,437	￦	18,096,136	￦	371,589,938

	December 31, 2021
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	184,872,384	￦	162,081,901	￦	—	￦	346,954,285
Loans in foreign currencies		3,990,253		20,865,495		—		24,855,748
Domestic import usance bills		—		3,311,142		—		3,311,142
Off-shore funding loans		—		1,064,623		—		1,064,623
Call loans		—		902,301		—		902,301
Bills bought in Korean won		—		2,209		—		2,209
Bills bought in foreign currencies		—		2,001,046		—		2,001,046
Guarantee payments under acceptances and guarantees		7		20,773		—		20,780
Credit card receivables in Korean won		—		—		20,766,340		20,766,340
Credit card receivables in foreign currencies		—		—		57,980		57,980
Bonds purchased under repurchase agreements		—		4,855,194		—		4,855,194
Privately placed bonds		—		758,557		—		758,557
Factored receivables		113		458		—		571
Lease receivables		778,425		513,714		—		1,292,139
Loans for installment credit		6,265,896		150,340		—		6,416,236

		195,907,078		196,527,753		20,824,320		413,259,151

Proportion (%)		47.40		47.56		5.04		100.00
Less: Allowances for credit losses		(1,004,995)		(1,886,473)		(792,144)		(3,683,612)

	￦	194,902,083	￦	194,641,280	￦	20,032,176	￦	409,575,539

10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Beginning		Increase		Decrease		Business combination		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	645,305	￦	502,044	￦	(473,392)	￦	—	￦	—	￦	673,957
Others 1		96,378		53,345		(63,509)		9,376		—		95,590

		741,683		555,389		(536,901)		9,376		—		769,547

Deferred loan origination fees
Loans in Korean won		8,600		6,681		(6,133)		—		—		9,148
Others 2		4,813		21,636		(26,396)		48,117		(4,098)		44,072

		13,413		28,317		(32,529)		48,117		(4,098)		53,220

	￦	728,270	￦	527,072	￦	(504,372)	￦	(38,741)	￦	4,098	￦	716,327

	2021
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	673,957	￦	418,732	￦	(424,785)	￦	—	￦	667,904
Others 1		95,590		44,728		(63,619)		(4)		76,695

		769,547		463,460		(488,404)		(4)		744,599

Deferred loan origination fees
Loans in Korean won		9,148		11,909		(3,556)		—		17,501
Others 2		44,072		32,667		(27,332)		3,622		53,029

		53,220		44,576		(30,888)		3,622		70,530

	￦	716,327	￦	418,884	￦	(457,516)	￦	(3,626)	￦	674,069

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies executed by PT Bank KB Bukopin Tbk and PRASAC Microfinance Institution Plc.